Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,399)	$ (64,453)	$ (17,579)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
(Reversal)/ provision for credit losses	3,695	1,314	(4,112)
Depreciation	6,095	4,503	4,114
Amortization of right-of-use assets	839	775	754
Share-based compensation of subsidiary	998	1,495	1,519
Share-based compensation of the Group		62,040	9,776
(Gain)/Loss on disposal of property, software and equipment	108	4	(27)
Deferred income tax expense /(benefit)	(1,007)	1,235	701
Fair value changes of warrant liabilities	(897)	286	629
Financing expense related to issuance of GEM Warrants	606	607	377
Accrued liability for GEM litigation	3,100
Changes in operating assets and liabilities:
Accounts receivable	14,936	(22,710)	30,822
Prepaid expenses and other current assets	(8,601)	(6,740)	(55,908)
Accounts payable	(17,412)	31,345	3,140
Contract liabilities	3,117	(554)	(418)
Accrued expenses and other current liabilities	3,286	1,437	(288)
Tax payable	46	35	(621)
Operating lease liabilities	(793)	(691)	(680)
Amount due to related parties		1,913	150
Total net cash (used in) provided by operating activities	5,717	11,841	(27,651)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, software and equipment	(380)	(588)	(4,928)
Proceeds from disposal of property, software and equipment	3	43	54
Payment for acquisition of an insurance license	(236)
Purchase of short-term investment	(451)	(21,636)	(518)
Proceeds from the redemption of short-term investment	750	21,657	4,719
Payment of securities margin	(4,029)
Purchase of other non-current assets	(8,560)	(11,623)	(1,721)
Total net cash used in investing activities	(12,903)	(12,147)	(2,394)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	104,625	105,870	104,506
Repayments of short-term borrowings	(111,304)	(102,993)	(93,970)
Proceeds from long-term borrowing	1,430
Payment for GEM litigation	(1,550)
Repayments of payables to a related party	(11,553)	(1,699)	(10,000)
Proceeds from issuance of ordinary shares, net of issuance cost	41,631		18,468
Cash required on reverse recapitalization			68
Proceeds from Private Placement			21,737
Payment for offering cost related to Business Combination			(588)
Shares repurchase	(15,760)		(2,000)
Exercise of warrants			2,213
Repurchase of non-controlling interests	(3,151)	(4,129)
Total net cash provided by (used in) financing activities	4,368	(2,951)	40,434
Effect of exchange rate changes	1,166	(826)	(711)
Net change in cash and restricted cash	(1,652)	(4,083)	9,678
Cash and restricted cash, beginning of the year	29,512	33,595	23,917
Cash and restricted cash, end of the year	27,860	29,512	33,595
Reconciliation of cash and restricted cash to the consolidated balance sheets:
Cash	25,019	26,865	30,854
Restricted cash	2,841	2,647	2,741
Total cash and restricted cash	27,860	29,512	33,595
Supplemental disclosures of cash flow information:
Income tax paid	1,307	1,466	2,577
Interest expense paid	3,502	3,669	3,666
Supplemental disclosures of non-cash flow information:
Decrease of accrued expenses and other current liabilities due to vest of restricted shares	311	311	311
Property, software and equipment transferred from other non-current assets		9,877	3,728
Obtaining right-of-use assets in exchange for operating lease liabilities	2,328	103	1,702
Prepaid financing expense related to issuance of GEM Warrants	229	835	1,442
Repayments of payables to a related party (Note 19)		$ 4,504